Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at statutory rate	(4.00%)	4.00%	(4.00%)
Non-taxable income resulting from use of state and local business apportionment factors and permanent items related to compensation	3.89%	(3.28%)	5.40%
Transaction costs			1.43%
Impact of the Company's subsidiary's local taxes	(0.08%)	0.10%	(8.07%)
Provision to return adjustments and other	0.07%	0.34%	(1.27%)
Total effective rate	(0.12%)	1.16%	(6.51%)